UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-05594

Exact name of registrant as specified in charter:	Dryden Short-Term Bond Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	12/31/2007

Date of reporting period:	9/30/2007

Item 1.	Schedule of Investments

Dryden Short Term Bond Fund, Inc.

Dryden Short Term Corporate Bond Fund

Schedule of Investments

as of September 30, 2007 (Unaudited)

	Moody’s Rating*	Interest Rate	Maturity Date	Principal Amount (000)	Value
LONG-TERM INVESTMENTS 98.9%
ASSET BACKED SECURITIES 0.2%
American Express Credit Account Master Trust, Ser. 2004-4, Class C, 144A(b)(f)	Baa1	6.223%	3/15/12	$430	$431,142
American Express Credit Account Master Trust, Ser. 2004-C, Class C, 144A(b)	Baa1	6.253	2/15/12	161	160,150
First Franklin NIM Trust, Series 2006-FF4N, Class N1, 144A	A(c)	5.500	3/25/36	52	13,060

Total asset backed securities (cost $642,709)					604,352

COMMERCIAL MORTGAGE BACKED SECURITIES 8.0%
Banc of America Commercial Mortgage, Inc., Ser. 2004-4, Class A3	AAA(c)	4.128	7/10/42	2,800	2,758,593
Deutsche Mortgage and Asset Receiving Corp., Ser. 1998-C1, Class B	Aaa	6.664	6/15/31	570	569,846
DLJ Commercial Mortgage Corp., Ser. 2000-CF1, Class A1B	AAA(c)	7.620	6/10/33	880	928,590
GE Capital Commercial Mortgage Corp., Ser. 2005-C3, Class A2	AAA(c)	4.853	7/10/45	1,575	1,567,095
GMAC Commercial Mortgage Securities, Inc., Ser. 2004-C3, Class A3	AAA(c)	4.207	12/10/41	1,000	984,206
Greenwich Capital Commercial Funding Corp., Ser. 2003-C1, Class A2	Aaa	3.285	7/05/35	1,500	1,462,261
GS Mortgage Secs. Corp. II, Ser. 1998-C1, Class B	AAA(c)	6.970	10/18/30	1,650	1,670,564
JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2003-CB7, Class A2	Aaa	4.128	1/12/38	1,550	1,526,398
JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2005-LDP3, Class A2	Aaa	4.851	8/15/42	1,800	1,789,168
LB-UBS Commercial Mortgage Trust, Ser. 2005-C5, Class A2	AAA(c)	4.885	9/15/30	1,800	1,794,676
Merrill Lynch Mortgage Trust, Ser. 2005-CIP1, Class A2	Aaa	4.960	7/12/38	1,800	1,795,369
Morgan Stanley Capital I, Ser. 2005-HQ5, Class A2	AAA(c)	4.809	1/14/42	1,900	1,891,357
Salomon Brothers Mortgage Securities, Inc., Ser. 2001-C2, Class A2	Aaa	6.168	2/13/10	1,822	1,831,284

Total commercial mortgage-backed securities (cost $21,198,447)					20,569,407

CORPORATE BONDS 89.5%
Aerospace/Defense 0.8%
BAE Systems Holdings, Inc., Notes, 144A	Baa2	4.750	8/15/10	1,240	1,225,826
Goodrich Corp.	Baa2	7.500	4/15/08	385	388,926
Northrop Grumman Corp., Gtd. Notes	Baa1	7.125	2/15/11	340	361,001

					1,975,753

Airlines 0.8%
American Airlines, Inc.	Ba1	6.817	5/23/11	700	682,500
American Airlines, Inc.	Baa2	7.858	10/01/11	205	216,275
Continental Airlines, Inc.	Ba1	7.373	12/15/15	253	244,392
Continental Airlines, Inc.	Baa2	7.487	10/02/10	910	932,750

					2,075,917

Automotive 2.3%
DaimlerChrysler North America Holding Corp., M.T.N.	Baa1	5.750	9/08/11	1,155	1,165,740
DaimlerChrysler North America Holding, Inc.	Baa1	4.050	6/04/08	3,315	3,278,684
DaimlerChrysler North America Holding, Inc.	Baa1	4.875	6/15/10	260	257,050
Johnson Controls, Inc.	Baa1	5.250	1/15/11	1,195	1,195,550

					5,897,024

Banking 3.6%
Credit Suisse First Boston	Aa1	4.875	8/15/10	1,615	1,612,763
HSBC Bank USA, Sr. Notes	Aa2	3.875	9/15/09	1,775	1,740,492
ICICI Bank Ltd. (India), 144A(b)	Baa2	5.900	1/12/10	420	416,373
ICICI Bank Ltd., Notes (Singapore), 144A	Baa2	5.750	11/16/10	440	441,086
JP Morgan Chase & Co.	Aa2	5.600	6/01/11	1,525	1,544,335
JP Morgan Chase & Co., Sub. Notes	Aa3	6.750	2/01/11	500	525,309
PNC Funding Corp.	A2	6.125	2/15/09	400	404,654
Popular North America, Inc., Notes	A2	5.200	12/12/07	670	669,349
Wells Fargo & Co., Sr. Notes	Aa1	4.200	1/15/10	1,815	1,784,610

					9,138,971

Brokerage 6.8%
Bear Stearns Cos., Inc.	A1	5.350	2/01/12	1,200	1,176,287
Goldman Sachs Group, Inc.	Aa3	5.000	1/15/11	2,370	2,353,166
Goldman Sachs Group, Inc.	Aa3	6.600	1/15/12	375	392,972
Janus Capital Group, Inc., Notes	Baa3	6.250	6/15/12	650	658,958
Lehman Brothers Holdings, Inc.	A1	4.250	1/27/10	435	421,309
Lehman Brothers Holdings, Inc., M.T.N	A1	3.950	11/10/09	1,955	1,909,232
Lehman Brothers Holdings, Inc., M.T.N.	A1	5.250	2/06/12	1,520	1,488,533
Lehman Brothers Holdings, Inc., Sr. Notes	A1	6.000	7/19/12	900	913,951
Merrill Lynch & Co., Inc., Notes	Aa3	4.250	2/08/10	2,055	2,018,801
Merrill Lynch & Co, Inc., Sr. Unsec. Notes	Aa3	6.050	8/15/12	565	579,305
Morgan Stanley Dean Witter	Aa3	3.875	1/15/09	1,080	1,063,684
Morgan Stanley Dean Witter	Aa3	4.000	1/15/10	1,160	1,133,290
Morgan Stanley Dean Witter	Aa3	5.625	1/09/12	2,000	2,015,828
Morgan Stanley, Sr. Unsec. Notes	Aa3	5.750	8/31/12	1,090	1,091,844

					17,217,160

Building Materials & Construction 2.1%
American Standard, Inc.	Baa3	8.250	6/01/09	280	294,456
American Standard, Inc., Gtd. Notes	Baa3	7.625	2/15/10	810	857,147
Centex Corp.	Baa2	5.450	8/15/12	270	246,516
CRH America, Inc.	Baa1	5.625	9/30/11	570	569,091
DR Horton, Inc.	Baa3	5.000	1/15/09	1,000	961,739
Hanson PLC, Sr. Unsub. Notes (United Kingdom)	Baa3	7.875	9/27/10	620	660,211

Lafarge SA (France)	Baa2	6.150	7/15/11	700	713,679
RPM International, Inc., Sr. Notes	Baa3	4.450	10/15/09	830	825,644
Ryland Group, Inc., Sr. Notes	Baa3	5.375	6/01/08	250	246,796

					5,375,279

Cable 2.9%
Comcast Cable Communications, Inc.	Baa2	6.200	11/15/08	800	807,822
Comcast Cable Communications, Inc., Sr. Notes	Baa2	6.750	1/30/11	810	840,130
Comcast Corp.	Baa2	5.450	11/15/10	1,145	1,154,443
Cox Communications, Inc.	Baa3	3.875	10/01/08	585	575,859
Cox Communications, Inc.	Baa3	4.625	1/15/10	725	716,417
Cox Communications, Inc.(b)	Baa3	6.2531	12/14/07	830	830,730
Cox Communications, Inc.	Baa3	6.750	3/15/11	390	407,097
Cox Communications, Inc.	Baa3	7.875	8/15/09	290	303,276
Cox Communications, Inc., Unsec. Notes	Baa3	7.750	11/01/10	450	479,557
Cox Enterprises, 144A(e) (cost $805,662; purchased 1/25/06)	Baa3	4.375	5/01/08	825	819,865
Time Warner Cable, Inc., 144A	Baa2	5.400	7/02/12	580	572,867

					7,508,063

Capital Goods 3.1%
Caterpillar Financial Services Corp.	A2	4.300	6/01/10	1,075	1,057,755
ERAC USA Finance Co., 144A(b)	Baa1	5.755	8/28/09	610	612,032
ERAC USA Finance Co., 144A	Baa2	7.350	6/15/08	830	839,052
ERAC USA Finance Co., 144A	Baa2	8.000	1/15/11	180	194,068
ERAC USA Finance Co., Gtd. Notes, 144A	Baa2	5.300	11/15/08	185	183,516
FedEx Corp.	Baa2	3.500	4/01/09	1,000	975,159
Honeywell International, Inc.	A2	7.500	3/01/10	220	233,177
Honeywell International, Inc., Sr. Notes	A2	5.625	8/01/12	1,430	1,457,356
Steelcase, Inc.	Baa3	6.500	8/15/11	1,000	1,036,735
Textron Financial Corp.	A3	4.600	5/03/10	895	893,018
Waste Management, Inc., Sr. Notes	Baa3	6.500	11/15/08	540	547,003

					8,028,871

Chemicals 2.0%
Dow Chemical Co.	A3	5.000	11/15/07	400	399,482
ICI Wilmington, Inc., Gtd. Notes	Baa2	4.375	12/01/08	1,300	1,293,610
Lubrizol Corp., Notes	Baa3	5.875	12/01/08	1,000	1,003,070
Lubrizol Corp., Sr. Notes	Baa3	4.625	10/01/09	900	892,648
Union Carbide Corp.	Ba2	6.700	4/01/09	800	802,430
Valspar Corp.	Baa2	5.625	5/01/12	650	651,908

					5,043,148

Consumer 0.7%
Fortune Brands, Inc.	Baa2	5.125	1/15/11	555	550,224
Western Union Co.	A3	5.400	11/17/11	690	688,695
Whirlpool Corp.	Baa2	6.125	6/15/11	415	424,259

					1,663,178

Electrical Utilities 7.7%
Alabama Power Co., Series HH	A2	5.100	2/01/11	835	829,476
Appalachian Power Co.	Baa2	3.600	5/15/08	750	740,731

Appalachian Power Co., Sr. Notes	Baa2	4.400	6/01/10	1,000	975,744
Arizona Public Service Co.	Baa2	6.375	10/15/11	1,210	1,245,734
Consolidated Edison Co. of New York, Inc., Sr. Notes	A1	4.700	6/15/09	660	657,190
Consumers Energy Co.	Baa1	4.250	4/15/08	1,000	992,933
Consumers Energy Co.	Baa1	4.400	8/15/09	710	700,475
Dominion Resources, Inc.	Baa2	4.750	12/15/10	1,170	1,153,291
Dominion Resources, Inc.	Baa2	5.687	5/15/08	510	510,224
East Coast Power LLC, Sr. Notes	Baa3	6.737	3/31/08	50	50,853
Empresa Nacional de Electricidad S.A., Bonds, Ser. B (Chile)	Baa3	8.500	4/01/09	460	480,546
Enel Finance International SA (Luxembourg), Gtd. Notes, 144A	A1	5.700	1/15/13	620	624,730
Exelon Generation Co., LLC	A3	6.950	6/15/11	615	644,065
FirstEnergy Corp., Notes, Ser. B	Baa3	6.450	11/15/11	550	568,626
FPL Group Capital, Inc.	A2	5.551	2/16/08	1,050	1,048,093
FPL Group Capital, Inc.	A2	5.625	9/01/11	275	278,521
Nevada Power Co., Ser. A	Ba1	8.250	6/01/11	435	472,706
Pacific Gas & Electric Co.	Baa1	3.600	3/01/09	1,200	1,174,000
Pacific Gas & Electric Co.	Baa1	4.200	3/01/11	505	488,355
PacifiCorp., First Mortgage	A3	4.300	9/15/08	1,000	990,737
Progress Energy, Inc., Sr. Notes	A2	4.500	6/01/10	705	696,482
PSEG Energy Holdings LLC, Sr. Notes	Ba3	8.625	2/15/08	390	393,007
PSEG Power LLC	Baa1	6.950	6/01/12	260	274,231
Public Service Co. of Colorado, Collateral Trust, Ser. 14	A3	4.375	10/01/08	1,100	1,089,117
Puget Energy, Inc.	Baa2	3.363	6/01/08	750	738,840
Southern Co., Ser. A	A3	5.300	1/15/12	165	164,880
TXU Electric Delivery Co., 144A(b)	Baa2	6.0694	9/16/08	1,000	989,830
Xcel Energy, Inc., Sr. Notes	Baa1	3.400	7/01/08	620	610,990

					19,584,407

Energy - Integrated 0.6%
Burlington Resources Finance Co. (Canada)	A2	6.400	8/15/11	470	490,300
Marathon Oil Corp., Notes	Baa1	6.125	3/15/12	335	343,552
TNK-BP Finance SA (Luxembourg), 144A	Baa2	6.875	7/18/11	750	744,375

					1,578,227

Energy - Other 2.1%
Anadarko Petroleum Corp.(b)	Baa3	6.0944	9/15/09	1,100	1,093,645
Delek & Avner Yam Tethys Ltd. (Israel)	Baa3	5.326	8/01/13	339	337,746
Nabors Holdings 1 Ulc.	A3	4.875	8/15/09	240	239,068
Valero Energy Corp., Sr. Notes	Baa3	3.500	4/01/09	1,000	980,038
Weatherford International, Inc., Gtd. Notes, 144A	Baa1	5.950	6/15/12	705	718,795
Western Oil Sands, Inc. (Canada)	Ba2	8.375	5/01/12	500	551,875
XTO Energy, Inc., Sr. Unsec. Notes	Baa2	5.900	8/01/12	1,290	1,314,741

					5,235,908

Foods 6.4%
Anheuser-Busch Cos., Inc.	A2	5.125	10/01/08	143	142,841
Brown-Forman Corp.	A2	5.200	4/01/12	1,005	1,008,188
Bunge Ltd. Finance Corp.	Baa2	4.375	12/15/08	1,500	1,483,808
Cadbury Schweppes US Finance LLC, Notes, 144A	Baa2	3.875	10/01/08	895	882,453

Cargill, Inc., Notes, 144A	A2	3.625	3/04/09	500	490,632
ConAgra Foods, Inc., Notes	Baa2	7.875	9/15/10	990	1,065,908
Coors Brewing Co.	Baa2	6.375	5/15/12	72	75,458
Diageo Capital PLC (United Kingdom)	A3	4.375	5/03/10	275	271,295
Diageo Capital PLC (United Kingdom)	A3	5.125	1/30/12	390	385,926
Fred Meyer, Inc.	Baa2	7.450	3/01/08	1,600	1,612,777
HJ Heinz Co., Notes, 144A	Baa2	6.428	12/01/08	530	538,385
Kellogg Co., Notes, Ser. B	A3	6.600	4/01/11	805	840,266
Kraft Foods, Inc.	Baa2	4.000	10/01/08	1,175	1,161,269
Kraft Foods, Inc., Sr. Unsec. Notes(b)	Baa2	6.000	8/11/10	1,350	1,350,678
Miller Brewing Co., 144A	Baa1	4.250	8/15/08	1,000	990,111
Pepsi Americas, Inc.	Baa1	5.625	5/31/11	285	288,247
SABMiller PLC., 144A (United Kingdom)	Baa1	6.200	7/01/11	650	671,527
Safeway, Inc.	Baa2	4.125	11/01/08	520	516,014
Safeway, Inc.	Baa2	4.950	8/16/10	780	773,715
Tricon Global Restaurants, Inc., Sr. Notes	Baa2	7.650	5/15/08	500	506,770
Whitman Corp.	Baa1	6.375	5/01/09	895	918,346
Yum! Brands, Inc., Sr. Notes	Baa2	8.875	4/15/11	330	368,175

					16,342,789

Foreign Government Bond 1.9%
Export-Import Bank of Korea (The) (South Korea), 144A	Aa3	4.125	2/10/09	1,530	1,503,620
Korea Development Bank, Notes (South Korea)	Aa3	4.750	7/20/09	1,210	1,201,500
Pemex Project Funding Master Trust	Baa1	8.500	2/15/08	750	757,500
Pemex Project Funding Master Trust	Baa1	9.125	10/13/10	205	226,628
Pemex Project Funding Master Trust	BBB(c)	9.375	12/02/08	1,135	1,186,643

					4,875,891

Gaming 0.3%
MGM Mirage, Inc., Gtd. Notes	Ba2	6.000	10/01/09	700	694,750

Health Care & Pharmaceutical 3.8%
AmerisourceBergen Corp.	Ba1	5.625	9/15/12	600	595,085
AstraZeneca PLC (United Kingdom), Sr. Unsub. Notes	A1	5.400	9/15/12	1,140	1,148,962
Baxter Finco BV (Netherlands)	Baa1	4.750	10/15/10	830	829,151
Baxter International, Inc., Sr. Unsec. Notes	Baa1	5.196	2/16/08	720	719,579
Boston Scientific Corp.	Ba2	6.000	6/15/11	960	921,600
Cardinal Health, Inc., Unsec. Notes	Baa2	6.750	2/15/11	480	500,681
Hospira, Inc., Notes	Baa3	4.950	6/15/09	670	669,782
Hospira, Inc., Sr. Notes	Baa3	5.550	3/30/12	375	374,556
McKesson Corp.	Baa3	5.250	3/01/13	515	510,412
Medtronic, Inc., Ser. B, Sr. Notes	A1	4.375	9/15/10	1,100	1,086,366
Quest Diagnostics, Inc.	Baa3	5.125	11/01/10	535	534,262
Wyeth	A3	4.375	3/01/08	730	726,876
Wyeth	A3	6.950	3/15/11	1,125	1,179,054

					9,796,366

Health Care Insurance 2.3%
Aetna, Inc.	A3	5.750	6/15/11	1,290	1,310,368
Cigna Corp.	Baa2	6.375	10/15/11	606	623,549
UnitedHealth Group, Inc.	A3	5.250	3/15/11	1,500	1,506,966

Wellpoint, Inc.	Baa1	5.000	1/15/11	1,330	1,317,942
Wellpoint, Inc., Notes	Baa1	4.250	12/15/09	1,000	985,047

					5,743,872

Insurance 2.9%
Chubb Corp.	A2	5.200	4/01/13	570	560,924
Chubb Corp.	A2	5.472	8/16/08	1,370	1,368,632
Hartford Financial Services Group, Inc.	A2	5.250	10/15/11	405	402,943
ING Security Life Institutional Funding, 144A	Aa3	4.250	1/15/10	1,100	1,090,134
Lincoln National Corp., Sr. Unsec. Notes	A3	5.650	8/27/12	800	803,662
Marsh & McLennan Cos., Inc.	Baa2	3.625	2/15/08	500	496,078
Principal Life Income Funding Trust	Aa2	5.200	11/15/10	740	742,714
Progressive Corp (The)	A1	6.375	1/15/12	875	914,556
Travelers Cos., Inc. (The)	A3	5.375	6/15/12	925	934,316

					7,313,959

Lodging 1.2%
Carnival Corp., Gtd. Notes (Panama)	A3	3.750	11/15/07	1,155	1,152,132
Hilton Hotels Corp.	Ba1	7.200	12/15/09	470	496,044
Royal Caribbean Cruises Ltd., Sr. Notes (Liberia)	Ba1	8.000	5/15/10	1,000	1,041,122
Starwood Hotels & Resorts Wordwide, Inc., Sr. Unsec. Notes	Baa3	6.250	2/15/13	280	281,022

					2,970,320

Media & Entertainment 2.7%
Chancellor Media Corp.	Baa3	8.000	11/01/08	820	833,304
Intl. Speedway Corp.	Baa2	4.200	4/15/09	1,250	1,235,411
News America Holdings, Inc.	Baa2	7.375	10/17/08	875	890,527
Time Warner, Inc.	Baa2	5.500	11/15/11	380	379,463
Time Warner, Inc., Gtd. Notes(a)	Baa2	6.750	4/15/11	1,375	1,429,163
Viacom, Inc.	Baa3	5.750	4/30/11	1,190	1,201,512
Viacom, Inc.	Baa3	6.625	5/15/11	810	840,433

					6,809,813

Metals 1.3%
Alcan Aluminum Ltd. (Canada)	Baa1	6.250	11/01/08	815	821,496
BHP Billiton Finance Ltd. (Australia)	A1	5.125	3/29/12	400	398,176
BHP Billiton Finance USA Ltd. (Australia)	A1	5.000	12/15/10	825	826,423
United States Steel Corp.	Baa3	5.650	6/01/13	800	784,625
Xstrata Finance Canada Ltd. (Canada), 144A	Baa2	5.500	11/16/11	580	576,450

					3,407,170

Non Captive Finance 5.0%
American Express Credit Corp.	Aa3	5.000	12/02/10	1,100	1,095,546
Capital One Bank	A2	4.250	12/01/08	690	682,071
Capital One Financial Co.	A3	5.700	9/15/11	230	230,382
CIT Group, Inc.	A2	5.400	2/13/12	605	583,648
CIT Group, Inc.	A2	5.600	4/27/11	1,095	1,066,676
CIT Group, Inc., Sr. Notes	A2	4.250	2/01/10	35	33,246
CIT Group, Inc., Sr. Notes	A2	5.500	11/30/07	2,285	2,279,653
Countrywide Financial Corp., M.T.N.	Baa3	5.800	6/07/12	485	454,583

Countrywide Home Loans, Inc.	Baa3	4.125	9/15/09	500	459,542
Countrywide Home Loans, Inc.	Baa3	4.250	12/19/07	1,930	1,907,662
GMAC LLC(b)	Ba1	6.808	5/15/09	520	500,789
HSBC Finance Corp.	Aa3	4.750	5/15/09	1,100	1,093,014
HSBC Finance Corp.	Aa3	4.750	4/15/10	1,265	1,252,070
International Lease Finance Corp., Notes, M.T.N.	A1	5.450	3/24/11	635	634,633
International Lease Finance Corp., Unsub. Notes	A1	3.500	4/01/09	30	29,381
iStar Financial, Inc.	Baa2	5.500	6/15/12	575	536,719

					12,839,615

Non-Corporate 1.5%
Mexico Government International Bond (Mexico)(b)	Baa1	6.060	1/13/09	1,355	1,360,420
Mexico Government International Bond (Mexico)	Baa1	9.875	2/01/10	2,225	2,475,313

					3,835,733

Packaging 0.2%
Pactiv Corp., Sr. Unsub. Notes	Baa2	5.875	7/15/12	595	602,440

Paper 0.3%
International Paper Co.	Baa3	4.250	1/15/09	740	728,715

Pipelines & Other 3.1%
Atmos Energy Corp., Notes	Baa3	4.000	10/15/09	1,845	1,811,111
Duke Cap Corp.	Baa1	7.500	10/01/09	495	516,373
Duke Energy Field Services LLC, Notes	Baa2	7.875	8/16/10	1,315	1,402,549
Enterprise Products Operating LP, Sr. Notes	Baa3	4.000	10/15/07	750	749,464
Enterprise Products Operating LP, Sr. Notes	Baa3	4.625	10/15/09	920	912,291
Kinder Morgan Energy Partners LP, Sr. Unsec. Notes	Baa2	5.850	9/15/12	1,050	1,058,848
ONEOK Partners LP	Baa2	5.900	4/01/12	600	607,134
Oneok, Inc., Sr. Unsec. Notes	Baa2	5.510	2/16/08	880	879,499

					7,937,269

Railroads 2.8%
Burlington Northern Santa Fe Corp.	Baa1	5.900	7/01/12	445	456,217
Burlington Northern Santa Fe Corp.	Baa1	6.750	7/15/11	705	743,150
Canadian National Railway Co. (Canada)	A3	4.250	8/01/09	720	713,727
CSX Corp.	Baa3	4.875	11/01/09	300	298,698
CSX Corp.	Baa3	6.750	3/15/11	315	327,203
CSX Corp., Sr. Notes	Baa3	5.750	3/15/13	675	677,358
Norfolk Southern Corp.	Baa1	8.625	5/15/10	845	910,996
Union Pacific Corp.	Baa2	5.750	10/15/07	700	699,968
Union Pacific Corp.	Baa2	6.650	1/15/11	500	515,728
Union Pacific Corp., M.T.N.	Baa2	6.790	11/09/07	1,000	1,000,591
Union Pacific Corp., Sr. Unsec. Notes	Baa2	5.450	1/31/13	750	744,266

					7,087,902

Real Estate Investments Trusts 3.1%
AvalonBay Communities, Inc.	Baa1	5.500	1/15/12	590	589,867
Brandywine Operating Partners	Baa3	5.750	4/01/12	585	580,652
BRE Properties, Inc., Sr. Notes	Baa2	4.875	5/15/10	700	695,772
Duke Realty LP	Baa1	3.500	11/01/07	800	798,161

Duke Realty LP	Baa1	5.625	8/15/11	440	438,746
Equity One, Inc., Gtd. Notes	Baa3	3.875	4/15/09	500	489,154
ERP Operating LP	Baa1	4.750	6/15/09	650	645,638
ERP Operating LP	Baa1	5.500	10/01/12	800	786,546
Mack-Cali Realty LP, Notes	Baa2	7.250	3/15/09	785	807,270
Nationwide Health Properities, Inc.	Baa3	6.500	7/15/11	240	249,882
Simon Property Group LP	A3	4.600	6/15/10	1,100	1,078,931
Simon Property Group LP	A3	5.600	9/01/11	365	365,533
Simon Property Group LP	A3	5.750	5/01/12	390	389,514

					7,915,666

Retail 2.7%
CVS Caremark Corp.	Baa2	5.750	8/15/11	1,000	1,012,986
CVS Caremark Corp.(b)	Baa2	5.921	6/01/10	1,350	1,345,369
Federated Department Stores, Inc., Sr. Notes	Baa2	6.625	9/01/08	1,300	1,310,048
Federated Retail Holding, Inc.	Baa2	5.350	3/15/12	575	563,858
Home Depot, Inc.	Baa1	4.625	8/15/10	940	916,414
JC Penney Co., Inc.	Baa3	7.375	8/15/08	300	304,321
JC Penney Co., Inc., Sr. Unsec. Notes	Baa3	8.000	3/01/10	985	1,048,157
Lowe’s Cos., Inc., Sr. Unsec. Notes.	A1	5.600	9/15/12	440	444,314

					6,945,467

Technology 2.2%
Certegy, Inc., Unsub. Notes	Ba1	4.750	9/15/08	325	322,289
Equifax, Inc., Notes	Baa1	4.950	11/01/07	290	289,767
Fiserv, Inc.	Baa1	4.000	4/15/08	650	645,579
Intuit, Inc.	Baa2	5.400	3/15/12	575	572,068
Jabil Circuit, Inc., Sr. Notes	Ba1	5.875	7/15/10	785	792,214
Motorola, Inc., Notes	Baa1	4.608	11/16/07	750	748,482
Motorola, Inc., Sr. Notes	Baa1	8.000	11/01/11	425	463,847
Xerox Corp.	Baa3	5.500	5/15/12	200	198,087
Xerox Corp.	Baa3	7.125	6/15/10	1,500	1,558,009

					5,590,342

Telecommunications 9.9%
AT&T Corp., Sr. Notes	A2	7.300	11/15/11	2,185	2,347,306
BellSouth Corp., Notes	A2	4.200	9/15/09	1,545	1,521,426
Cingular Wireless Services, Inc., Notes	A2	8.125	5/01/12	415	460,176
Deutsche Telekom International Finance (Netherlands)	A3	8.000	6/15/10	2,495	2,672,597
Embarq Corp., Sr. Unsec. Notes	Baa3	6.738	6/01/13	750	779,798
France Telecom SA (France)	A3	7.750	3/01/11	1,860	1,999,355
GTE Corp.	Baa1	7.510	4/01/09	820	846,778
Koninklijke (Royal) KPN NV, Sr. Unsub. Notes (Netherlands)	Baa2	8.000	10/01/10	575	618,487
Qwest Services Corp., Sr. Notes	Ba1	7.875	9/01/11	700	735,000
SBC Communications, Inc.	A2	4.125	9/15/09	1,250	1,229,661
Sprint Capital Corp.	Baa3	6.125	11/15/08	750	755,519
Sprint Capital Corp.	Baa3	6.375	5/01/09	590	599,180
Sprint Capital Corp.	Baa3	7.625	1/30/11	645	683,912
Telecom Italia Capital SA (Luxembourg)	Baa2	4.000	11/15/08	1,500	1,478,895
Telecom Italia Capital SA (Luxembourg)	Baa2	4.000	1/15/10	650	632,851
Telecom Italia Capital SA (Luxembourg)	Baa2	6.200	7/18/11	720	737,781
Telefonica Europe BV (Netherlands), Gtd. Notes	Baa1	7.750	9/15/10	2,595	2,770,942

TELUS Corp., Notes (Canada)	Baa1	8.000	6/01/11	820	887,419
Verizon Global Funding Corp.	A3	5.350	2/15/11	500	504,297
Verizon Global Funding Corp.	A3	7.250	12/01/10	725	770,169
Vodafone Group PLC (United Kingdom)	Baa1	5.350	2/27/12	960	957,457
Vodafone Group PLC, (United Kingdom)	Baa1	5.500	6/15/11	630	631,676
Vodafone Group PLC (United Kingdom), Sr. Notes	Baa1	7.750	2/15/10	750	791,867

					25,412,549

Tobacco 0.4%
Altria Group, Inc.	Baa1	5.625	11/04/08	30	30,104
Reynolds American, Inc., Notes(b)	Ba1	6.394	6/15/11	1,000	987,690

					1,017,794

Total corporate bonds (cost $228,846,063)					228,190,328

U.S. TREASURY OBLIGATIONS 1.2%
United States Treasury Notes		4.125	8/31/12	2,015	2,006,815
United States Treasury Notes		4.500	5/15/10	935	946,760

Total U.S. Treasury obligations (cost $2,940,942 )					2,953,575

Total long-term investments (cost $253,628,161)					252,317,662

				Shares
SHORT-TERM INVESTMENT 0.1%
Affiliated Money Market Mutual Fund
Dryden Core Investment Fund - Taxable Money Market Series (cost $300,427)(d)				300,427	300,427

Total Investments(h) 99.0% (cost $253,928,588)(g)					252,618,089
Other assets in excess of liabilities(i) 1.0%					2,433,693

Net Assets 100.0%					$255,051,782

*	The Fund’s current Prospectus contains a description of Moody’s and Standard & Poor’s ratings.

The following abbreviations are used in the portfolio descriptions:

LP—Limited Partnership

LLC—Limited Liability Company

M.T.N.—Medium Term Note

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

(a)	Segregated as collateral for financial futures contracts.
(b)	Floating rate bond. The coupon is indexed to a floating interest rate. The rate shown is the rate in effect at September 30, 2007.
(c)	Standard & Poor’s rating.

(d)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Dryden Core Investment Fund—Taxable Money Market Series.
(e)	Indicates a restricted security. The aggregate cost of the restricted security is $805,662. The aggregate value of $819,865 is approximately 0.3% of net assets.
(f)	Indicates an illiquid security.
(g)	The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of September 30, 2007 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Depreciation
$256,265,258	$899,551	$(4,546,720)	$(3,647,169)

(h)	As of September 30, 2007, 1 security representing $13,060 and 0.01% of the total market value was fair valued in accordance with the policies adopted by the Board of Directors.
(i)	Other assets in excess of liabilities include net unrealized appreciation (depreciation) on financial futures contracts and credit default swap agreements as follows:

Details of open financial futures contracts at September 30, 2007:

Number of Contracts	Type	Expiration Date	Current Value	Value at Trade Date	Unrealized Appreciation
	Long Positions:
9	U.S. T-Notes 2 Yr	Dec. 07	$1,863,422	$1,855,564	$7,858
319	U.S. T-Notes 5 Yr	Dec. 07	34,142,969	34,087,411	55,558

					$63,416

Details of the credit default swap agreements outstanding as of September 30, 2007:

Counterparty	Termination Date	Notional Amount (000)	Fixed Rate	Underlying Bond	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services (1)	12/20/2009	$830	0.60%	RPM International, Inc. 6.25%, 12/15/13	$(7,666)
JPMorgan Chase Bank(1)	06/20/2012	1,000	0.30%	PPG Industries, Inc. 7.05%, 08/15/07	(3,491)
Citibank, N.A.(1)	09/20/2012	1,000	0.32%	Clorox Co. (The) 6.125%, 02/01/11	(49)
J.P. Morgan Chase Bank, N.A.(1)	09/20/2012	1,000	0.55%	Gannett Co., Inc. 6.375%, 04/01/12	4,179
Citibank, N.A.(1)	09/20/2012	1,000	0.31%	Altria Group, Inc. 7.00%, 11/04/13	(820)
Barclays Bank PLC(1)	09/20/2012	1,000	0.595%	Fortune Brands, Inc. 6.25%, 04/01/08	4,106
Morgan Stanley Capital Services(1)	09/20/2012	1,000	0.45%	Sara Lee Corp. 6.125%, 11/01/32	(10,326)

					$(14,067)

(1)	The Fund pays a fixed rate and receives par from the counterparty in the event that the underlying bond defaults.

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisers, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Securities for which market quotations are not readily available, or whose values have been effected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price.

Swaps are valued by “marking-to-market” the unrealized gains or losses daily.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than sixty dates are valued at current market quotations.

The portfolio invests in the Taxable Money Market Series (the “Series”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Dryden Short-Term Bond Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date November 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date November 26, 2007

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date November 26, 2007

*	Print the name and title of each signing officer under his or her signature.